OPERATING SGEMENTS (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Operating segments

	Ergo	FWGR	Other reconciling items	Total
2025
Amounts in R million

Revenue (External)	5,671.5	2,206.7	—	7,878.2
Cash operating costs	(3,699.2)	(673.5)	—	(4,372.7)
Movement in gold in process and finished inventories - Gold Bullion	9.8	8.3	—	18.1
Segment operating profit	1,982.1	1,541.5	—	3,523.6

Additions to property, plant and equipment	(605.7)	(1,593.1)	(1.2)	(2,200.0)

Reconciliation of segment operating profit to profit after tax
Segment operating profit	1,982.1	1,541.5	—	3,523.6
Depreciation	(326.5)	(130.2)	(2.5)	(459.2)
Change in estimate of environmental rehabilitation recognised in profit or loss	92.8	—	5.2	98.0
Ongoing rehabilitation expenditure	(16.3)	(2.6)	(0.3)	(19.2)
Care and maintenance	—	—	0.8	0.8
Other operating costs	(13.5)	—	—	(13.5)
Administration expenses and other costs	(19.6)	(8.3)	(185.9)	(213.8)
Finance income	53.1	52.1	118.6	223.8
Finance expense	(51.6)	(11.7)	(10.1)	(73.4)
Deferred tax	(405.6)	(426.9)	8.1	(824.4)
Profit after tax	1,294.9	1,013.9	(66.1)	2,242.7

Reconciliation of cost of sales to cash operating costs
Cost of sales[1] (a)	(3,952.9)	(798.0)	3.2	(4,747.7)
Depreciation	326.5	130.2	2.5	459.2
Change in estimate of environmental rehabilitation recognised in profit or loss	(92.8)	—	(5.2)	(98.0)
Movement in gold in process and finished inventories - Gold Bullion	(9.8)	(8.3)	—	(18.1)
Ongoing rehabilitation expenditure	16.3	2.6	0.3	19.2
Care and maintenance	—	—	(0.8)	(0.8)
Other operating costs	13.5	—	—	13.5
Cash operating costs	(3,699.2)	(673.5)	—	(4,372.7)
[1] Included in cost of sales is R138.9 million (FY2024: R144.9 million; FY2023: R107.8 million) paid for services rendered by Sibanye-Stillwater.

(a) Most significant components of other operating costs within cost of sales include:
Consumable stores	1,151.4	224.6	—	1,376.0
Labour including short term incentives	625.9	121.3	—	747.2
Electricity	422.9	121.1	—	544.0
Specialist service providers	833.0	43.2	—	876.2
Machine hire	136.3	20.0	—	156.3
Security expenses	162.2	36.3	—	198.5
Water	41.3	3.8	—	45.1

24	OPERATING SEGMENTS continued

	Ergo	FWGR	Other reconciling items	Total
2024
Amounts in R million

Revenue (External)	4,524.9	1,714.8	—	6,239.7
Cash operating costs	(3,571.0)	(622.3)	—	(4,193.3)
Movement in gold in process and finished inventories - Gold Bullion	37.5	(2.6)	—	34.9
Segment operating profit	991.4	1,089.9	—	2,081.3

Additions to property, plant and equipment	(2,354.6)	(756.6)	(2.7)	(3,113.9)

Reconciliation of segment operating profit to profit after tax
Segment operating profit	991.4	1,089.9	—	2,081.3
Depreciation	(138.7)	(129.5)	(2.2)	(270.4)
Change in estimate of environmental rehabilitation recognised in profit or loss	11.1	0.2	0.3	11.6
Ongoing rehabilitation expenditure	(13.0)	(2.1)	(1.0)	(16.1)
Care and maintenance	—	—	2.5	2.5
Other operating costs	0.9	—	—	0.9
Other income	0.6	1.3	0.1	2.0
Administration expenses and other costs	(10.6)	(5.5)	(183.2)	(199.3)
Finance income	51.8	53.9	175.1	280.8
Finance expense	(60.9)	(11.7)	(3.8)	(76.4)
Current tax	5.4	(92.5)	(12.6)	(99.7)
Deferred tax	(205.1)	(183.7)	0.3	(388.5)
Profit after tax	632.9	720.3	(24.5)	1,328.7

Reconciliation of cost of sales to cash operating costs
Cost of sales (a)	(3,673.2)	(756.3)	(0.4)	(4,429.9)
Depreciation	138.7	129.5	2.2	270.4
Change in estimate of environmental rehabilitation recognised in profit or loss	(11.1)	(0.2)	(0.3)	(11.6)
Movement in gold in process and finished inventories - Gold Bullion	(37.5)	2.6	—	(34.9)
Ongoing rehabilitation expenditure	13.0	2.1	1.0	16.1
Care and maintenance	—	—	(2.5)	(2.5)
Other operating costs	(0.9)	—	—	(0.9)
Cash operating costs	(3,571.0)	(622.3)	—	(4,193.3)

(a) Most significant components of other operating costs within cost of sales include:
Consumable stores	1,087.4	215.9	—	1,303.3
Labour including short term incentives	621.4	113.5	—	734.9
Electricity	472.7	113.4	—	586.1
Specialist service providers	812.1	39.6	—	851.7
Machine hire	173.2	25.2	—	198.4
Security expenses	137.8	29.4	—	167.2
Water	30.8	1.7	—	32.5

24	OPERATING SEGMENTS continued

	Ergo	FWGR	Other reconciling items	Total
2023
Amounts in R million

Revenue (External)	4,108.6	1,387.7	—	5,496.3
Cash operating costs	(3,183.2)	(504.9)	—	(3,688.1)
Movement in gold in process and finished inventories - Gold Bullion	(1.8)	12.6	—	10.8
Segment operating profit	923.6	895.4	—	1,819.0

Additions to property, plant and equipment	(816.0)	(209.8)	(5.1)	(1,030.9)

Reconciliation of segment operating profit to profit after tax
Segment operating profit	923.6	895.4	—	1,819.0
Depreciation	(120.6)	(95.8)	(1.1)	(217.5)
Change in estimate of environmental rehabilitation recognised in profit or loss	6.2	—	0.9	7.1
Ongoing rehabilitation expenditure	(24.7)	(1.7)	(0.4)	(26.8)
Care and maintenance	—	—	(0.4)	(0.4)
Other operating costs	3.9	—	—	3.9
Other income	0.1	10.2	0.1	10.4
Administration expenses and other costs	(8.3)	(2.9)	(161.7)	(172.9)
Finance income	34.4	31.8	268.1	334.3
Finance expense	(58.7)	(9.7)	(2.3)	(70.7)
Current tax	(51.1)	(201.9)	(33.3)	(286.3)
Deferred tax	(73.8)	(47.9)	3.0	(118.7)
Profit after tax	631.0	577.5	72.9	1,281.4

Reconciliation of cost of sales to cash operating costs
Cost of sales	(3,320.2)	(589.8)	(1.0)	(3,911.0)
Depreciation	120.6	95.8	1.1	217.5
Change in estimate of environmental rehabilitation recognised in profit or loss	(6.2)	—	(0.9)	(7.1)
Movement in gold in process and finished inventories - Gold Bullion	1.8	(12.6)	—	(10.8)
Ongoing rehabilitation expenditure	24.7	1.7	0.4	26.8
Care and maintenance	—	—	0.4	0.4
Other operating costs	(3.9)	—	—	(3.9)
Cash operating costs	(3,183.2)	(504.9)	—	(3,688.1)

(a) Most significant components of other operating costs within cost of sales include:
Consumable stores	1,024.4	175.5	—	1,199.9
Labour including short term incentives	562.9	100.5	—	663.4
Electricity	466.8	77.6	—	544.4
Specialist service providers	594.0	39.9	—	633.9
Machine hire	138.9	13.4	—	152.3
Security expenses	128.0	25.6	—	153.6
Water	60.2	1.6	—	61.8